Acquisitions and Dispositions Summary of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill	$ 20,786	$ 20,603	$ 20,603
Hawaii Independent Energy LLC [Member]
Inventory	418,750
Trade accounts receivable	59,553
Prepaid and other current assets	2,497
Property, plant and equipment	59,670
Land	39,800
Goodwill	13,796
Intangible assets	4,596
Accounts payable and other current liabilities	(18,542)
Contingent consideration liability	(11,980)
Other non-current liabilities	(7,561)
Total	$ 560,579